STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.6%
Automobiles & Components - 2.2%
Delphi Technologies	55,240	[a]	730,825
Dorman Products	54,485	[a,b]	3,872,793
LCI Industries	36,054	[b]	3,055,576
Stoneridge	53,790	[a]	1,651,891
Thor Industries	58,570	[b]	2,688,949
Visteon	10,435	[a,b]	719,702
			12,719,736
Banks - 10.9%
Atlantic Union Bankshares	48,000	[b]	1,733,280
Bank of Hawaii	60,560	[b]	5,007,100
BankUnited	33,170		1,053,479
Banner	68,177		3,675,422
Brookline Bancorp	107,365		1,507,405
Bryn Mawr Bank	16,300		555,830
Camden National	25,220		1,045,621
Centerstate Bank	228,422		5,166,906
City Holding	16,900	[b]	1,256,515
Columbia Banking System	83,255		2,873,130
Commerce Bancshares	15,668	[b]	894,173
Community Bank System	17,165	[b]	1,046,893
CVB Financial	67,530		1,389,092
Essent Group	55,025		2,668,713
First Bancorp	29,950		1,054,839
First Financial	30,930		1,255,758
First Financial Bancorp	43,310		1,014,320
First Financial Bankshares	101,860	[b]	3,118,953
Great Southern Bancorp	24,830		1,398,922
Heartland Financial USA	14,850	[b]	649,391
Huntington Bancshares	75,780		1,004,085
Independent Bank	75,743		5,120,984
Lakeland Financial	18,360	[b]	777,179
NBT Bancorp	33,730		1,179,538
NMI Holdings, Cl. A	34,640	[a]	981,698
OceanFirst Financial	55,040		1,156,941
Pacific Premier Bancorp	31,315		922,540
PacWest Bancorp	40,740		1,388,419
Pinnacle Financial Partners	8,592	[b]	452,541
Provident Financial Services	50,550		1,203,596
Renasant	103,274		3,386,354

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Banks - 10.9% (continued)
Stock Yards Bancorp	33,115		1,202,075
TCF Financial	41,994		1,619,289
Texas Capital Bancshares	15,170	[a]	817,360
TriCo Bancshares	21,790		770,494
Triumph Bancorp	55,424	[a]	1,662,166
			62,011,001
Capital Goods - 14.9%
AAR	22,760		977,770
Actuant, Cl. A	47,385		1,052,421
Alamo Group	13,640		1,557,415
Albany International, Cl. A	22,260		1,830,217
Allied Motion Technologies	35,218		1,134,372
Atkore International Group	53,585	[a]	1,554,501
Babcock & Wilcox Enterprises	71,392	[a,b]	262,723
BMC Stock Holdings	82,310	[a]	2,093,143
Chart Industries	11,590	[a]	728,316
Columbus McKinnon	41,780		1,352,419
Crane	12,750		972,060
Dycom Industries	23,350	[a]	1,039,075
EMCOR Group	17,630		1,541,567
EnerSys	62,231		3,484,936
FreightCar America	90,710	[a,b]	379,168
GATX	15,890	[b]	1,179,356
Generac Holdings	12,060	[a]	940,559
Graco	70,650		3,219,520
Great Lakes Dredge & Dock	172,290	[a]	1,867,624
Harsco	47,500	[a]	850,250
Hexcel	58,551		4,927,067
Hillenbrand	50,783		1,393,486
Houston Wire & Cable	46,880	[a]	211,898
ITT	22,300		1,269,316
Kadant	8,815	[b]	725,386
Kennametal	16,235		485,264
Lincoln Electric Holdings	24,020		1,983,091
Lydall	93,250	[a]	1,875,258
Mercury Systems	26,975	[a]	2,309,870
Miller Industries	38,580	[b]	1,207,168
Moog, Cl. A	17,810		1,447,063
Mueller Industries	41,600		1,096,576
Oshkosh	21,210		1,490,427
Parsons	22,725		773,105
Proto Labs	5,800	[a]	549,492
RBC Bearings	42,940	[a]	6,850,218
Regal Beloit	16,070		1,139,363

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Capital Goods - 14.9% (continued)
Resideo Technologies	56,100	[a]	773,058
Rexnord	140,128	[a]	3,668,551
SiteOne Landscape Supply	74,750	[a,b]	5,845,450
Spirit AeroSystems Holdings, Cl. A	26,610		2,144,766
SPX	115,956	[a]	4,400,530
Teledyne Technologies	3,740	[a]	1,154,127
Trex	22,490	[a,b]	1,923,570
Twin Disc	44,440	[a]	449,288
Valmont Industries	6,200		840,100
Watsco	23,990		3,923,564
Welbilt	147,450	[a,b]	2,320,863
			85,195,327
Commercial & Professional Services - 5.0%
ABM Industries	43,490		1,620,437
ASGN	12,990	[a]	811,485
Clean Harbors	20,700	[a]	1,522,485
Covanta Holding	76,540		1,316,488
Exponent	19,015		1,347,973
Heritage-Crystal Clean	54,240	[a]	1,328,880
IAA	35,945		1,755,913
Kelly Services, Cl. A	64,420		1,559,608
Kimball International, Cl. B	32,360		567,918
Korn Ferry	32,930		1,286,904
McGrath RentCorp	50,390		3,226,472
Mobile Mini	40,620		1,269,781
MSA Safety	37,403		3,950,879
Quad/Graphics	112,140	[b]	1,008,139
Stericycle	42,800	[a,b]	1,921,292
UniFirst	15,495		3,035,625
US Ecology	18,782		1,137,626
			28,667,905
Consumer Durables & Apparel - 2.0%
Cavco Industries	7,830	[a]	1,436,570
CSS Industries	47,360		182,810
G-III Apparel Group	27,150	[a,b]	556,847
M.D.C. Holdings	43,940		1,699,160
M/I Homes	58,590	[a]	2,117,443
Steven Madden	55,510		1,844,042
Tempur Sealy International	22,000	[a,b]	1,696,640
Universal Electronics	23,260	[a]	1,050,189
Vista Outdoor	160,760	[a]	898,648
			11,482,349
Consumer Services - 3.9%
Dave & Buster's Entertainment	52,530	[b]	2,261,417

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Consumer Services - 3.9% (continued)
Frontdoor	41,045	[a]	2,107,250
Hilton Grand Vacations	51,480	[a,b]	1,738,480
International Game Technology	39,100	[b]	468,418
OneSpaWorld Holdings	216,014	[a,b]	3,391,420
Penn National Gaming	169,144	[a,b]	3,242,490
SeaWorld Entertainment	116,300	[a]	3,373,863
The Cheesecake Factory	99,265	[b]	3,771,077
Wyndham Destinations	38,210		1,694,231
			22,048,646
Diversified Financials - 2.0%
Evercore, Cl. A	41,469	[b]	3,307,567
Houlihan Lokey	85,970		3,798,155
Stifel Financial	80,765		4,314,466
			11,420,188
Energy - 2.1%
Cactus, Cl. A	34,090	[a]	868,272
Carrizo Oil & Gas	68,480	[a]	567,699
Core Laboratories	34,530		1,367,043
Dril-Quip	15,000	[a]	687,750
Forum Energy Technologies	98,600	[a]	139,026
ION Geophysical	23,824	[a]	183,921
McDermott International	76,411	[a,b]	360,660
Oil States International	162,125	[a]	2,235,704
Patterson-UTI Energy	45,400	[b]	392,710
Penn Virginia	18,360	[a]	523,260
Qep Resources	151,180	[b]	538,201
SilverBow Resources	13,665	[a]	118,612
SM Energy	54,510		516,755
Southwestern Energy	194,490	[a,b]	307,294
Superior Energy Services	119,700	[a]	40,076
TETRA Technologies	140,190	[a]	232,715
Whiting Petroleum	35,400	[a,b]	234,702
World Fuel Services	45,380		1,742,592
WPX Energy	58,900	[a]	633,764
			11,690,756
Food & Staples Retailing - .3%
Casey's General Stores	8,580	[b]	1,440,153
The Andersons	17,510		401,329
			1,841,482
Food, Beverage & Tobacco - 3.0%
Calavo Growers	19,940	[a,b]	1,767,681
Darling Ingredients	124,980	[a]	2,324,628
Landec	168,090	[a]	1,847,309
National Beverage	46,058	[a,b]	1,883,772

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Food, Beverage & Tobacco - 3.0% (continued)
Nomad Foods	100,640	[a]	2,027,896
Sanderson Farms	9,530	[b]	1,425,879
The Hain Celestial Group	49,700	[a,b]	946,785
TreeHouse Foods	96,338	[a,b]	4,879,520
			17,103,470
Health Care Equipment & Services - 4.1%
Acadia Healthcare	56,800	[a,b]	1,502,928
Accuray	262,590	[a]	703,741
Allscripts Healthcare Solutions	113,290	[a,b]	1,028,673
Amedisys	4,869	[a]	626,689
AMN Healthcare Services	55,960	[a]	3,268,064
AtriCure	37,500	[a]	1,027,125
Avanos Medical	14,915	[a,b]	494,880
CONMED	7,190		724,536
Encompass Health	24,690		1,500,905
Globus Medical, Cl. A	19,245	[a]	982,842
Haemonetics	6,725	[a]	897,989
HealthEquity	7,195	[a]	427,095
Integer Holdings	45,826	[a]	3,317,802
LHC Group	6,025	[a]	713,963
MEDNAX	37,000	[a]	779,960
Merit Medical Systems	31,735	[a,b]	1,103,743
Molina Healthcare	11,300	[a]	1,472,164
Novocure	8,345	[a]	758,227
Nuvectra	32,000	[a]	62,400
OraSure Technologies	46,900	[a]	309,540
Patterson	60,600	[b]	1,013,232
Teladoc Health	10,430	[a,b]	603,688
			23,320,186
Household & Personal Products - .8%
Inter Parfums	22,490		1,445,882
WD-40	16,730	[b]	3,049,879
			4,495,761
Insurance - 4.1%
AMERISAFE	22,110		1,518,957
eHealth	10,430	[a]	868,923
First American Financial	24,680		1,442,546
Horace Mann Educators	92,426		4,054,729
Kemper	49,760		3,482,205
Primerica	56,526		6,736,204
RLI	40,000	[b]	3,662,800
Stewart Information Services	41,390		1,482,590
			23,248,954

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Materials - 5.4%
Avery Dennison	24,420		2,822,219
Balchem	23,190		2,059,040
Cleveland-Cliffs	137,630	[b]	1,092,782
Crown Holdings	60,700	[a]	3,996,488
H.B. Fuller	62,640		2,669,090
Haynes International	20,510		612,634
Ingevity	52,788	[a]	4,020,862
Innophos Holdings	18,800		528,092
Mercer International	78,647		946,910
PolyOne	126,551		4,050,898
Silgan Holdings	27,590		821,078
Stepan	8,377		799,082
The Scotts Miracle-Gro Company	62,120	[b]	6,604,598
			31,023,773
Media & Entertainment - 2.2%
Cinemark Holdings	97,555		3,722,699
Criteo, ADR	42,400	[a]	823,408
John Wiley & Sons, Cl. A	27,140		1,207,730
Meredith	113,204		4,956,071
MSG Networks, Cl. A	32,700	[a,b]	536,280
TEGNA	87,332	[b]	1,249,721
			12,495,909
Pharmaceuticals Biotechnology & Life Sciences - 4.1%
Amneal Pharmaceuticals	172,900	[a]	440,895
Anika Therapeutics	60,094	[a]	3,410,935
Avrobio	18,085	[a,b]	352,296
Axsome Therapeutics	22,490	[a,b]	572,371
Biohaven Pharmaceutical Holding	6,955	[a]	272,566
Blueprint Medicines	6,030	[a]	462,320
CareDx	22,730	[a]	518,699
Charles River Laboratories International	55,436	[a]	7,273,203
CRISPR Therapeutics	5,795	[a,b]	267,787
Deciphera Pharmaceuticals	15,195	[a,b]	551,275
Fluidigm	260,725	[a]	1,454,846
Intersect ENT	29,500	[a]	483,210
Invitae	10,670	[a,b]	258,854
Iovance Biotherapeutics	25,040	[a,b]	526,090
Luminex	49,500		1,014,750
Mallinckrodt	25,000	[a,b]	64,750
Mirati Therapeutics	3,265	[a,b]	267,632
NanoString Technologies	64,800	[a]	1,651,104
Natera	15,300	[a]	504,135
Ra Pharmaceuticals	12,525	[a]	340,680
Repligen	12,525	[a]	1,162,445

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 4.1% (continued)
The Medicines Company	15,305	[a,b]	642,198
uniQure	14,375	[a,b]	779,844
			23,272,885
Real Estate - 6.4%
Corporate Office Properties Trust	129,976	[c]	3,755,007
Healthcare Realty Trust	115,689	[c]	3,844,345
Jones Lang LaSalle	10,008		1,341,572
MGM Growth Properties, Cl. A	181,225	[c]	5,588,979
Physicians Realty Trust	190,693	[c]	3,302,803
QTS Realty Trust, Cl. A	128,442	[b,c]	6,301,364
Rexford Industrial Realty	84,870	[c]	3,750,405
Tanger Factory Outlet Centers	51,530	[c]	728,634
Terreno Realty	153,469	[c]	7,759,393
Uniti Group	51,600	[b,c]	381,324
			36,753,826
Retailing - .8%
Chico's FAS	104,300	[b]	325,416
Express	74,970	[a,b]	158,936
Monro	10,925	[b]	849,091
Office Depot	294,688		383,094
Ollie's Bargain Outlet Holdings	15,340	[a]	850,603
Party City Holdco	161,300	[a,b]	758,110
RTW RetailWinds	54,880	[a]	55,429
The Children's Place	10,900	[b]	951,025
			4,331,704
Semiconductors & Semiconductor Equipment - 5.0%
Brooks Automation	138,145	[b]	4,604,373
Cabot Microelectronics	32,930		4,104,724
CEVA	24,230	[a]	761,064
Enphase Energy	22,490	[a]	667,278
Entegris	49,490		2,119,657
Impinj	10,600	[a]	385,628
Inphi	9,740	[a]	595,991
Kulicke & Soffa Industries	68,340		1,423,522
Lattice Semiconductor	110,419	[a]	2,174,150
MACOM Technology Solutions Holdings	108,660	[a]	2,134,082
MaxLinear	76,884	[a]	1,523,841
Rambus	147,080	[a]	1,844,383
Semtech	69,523	[a]	2,917,880
Silicon Laboratories	16,695	[a]	1,819,755
SolarEdge Technologies	6,745	[a]	552,550
Veeco Instruments	92,900	[a]	860,254
			28,489,132

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.6% (continued)
Software & Services - 7.2%
American Software, Cl. A	125,100		1,971,576
Cass Information Systems	58,792		2,974,875
Cloudera	184,300	[a,b]	1,315,902
Conduent	117,700	[a]	766,227
CoreLogic	130,640	[a]	6,322,976
Everbridge	28,755	[a]	2,478,681
FireEye	124,000	[a,b]	1,665,320
Five9	25,505	[a]	1,612,171
Interxion Holding	26,440	[a]	2,140,054
Jack Henry & Associates	16,330		2,367,197
KBR	93,940		2,397,349
LivePerson	30,840	[a,b]	1,225,582
ManTech International, Cl. A	61,328		4,310,132
Nuance Communications	159,950	[a]	2,688,759
OneSpan	57,200	[a]	772,200
TiVo	141,990		1,069,185
Unisys	61,400	[a]	401,556
Verint Systems	83,269	[a,b]	4,437,405
			40,917,147
Technology Hardware & Equipment - 4.9%
Badger Meter	41,500	[b]	2,140,570
Ciena	111,830	[a]	4,577,202
Diebold Nixdorf	104,400	[a,b]	1,170,324
II-VI	87,942	[a,b]	3,298,704
Infinera	206,520	[a,b]	1,100,752
Itron	35,530	[a]	2,467,559
Kimball Electronics	33,200	[a]	438,572
Littelfuse	12,921	[b]	2,016,580
MTS Systems	21,650		1,231,236
NCR	47,540	[a,b]	1,497,985
Novanta	7,885	[a]	591,375
OSI Systems	15,410	[a,b]	1,618,204
Quantum	34,603	[a]	207,272
Ribbon Communications	126,600	[a]	654,522
Rogers	1,625	[a]	215,183
Stratasys	33,600	[a,b]	800,352
Viavi Solutions	129,900	[a]	1,804,311
Vishay Intertechnology	151,200		2,393,496
			28,224,199
Telecommunication Services - .4%
Bandwidth, Cl. A	11,590	[a,b]	1,010,532
Vonage Holdings	113,160	[a]	1,495,975
			2,506,507

Description		Shares		Value ($)
Common Stocks - 97.6% (continued)
Transportation - 1.9%
Avis Budget Group		40,900	[a]	1,013,093
Danaos		6,971	[a]	50,191
Forward Air		18,550		1,155,665
Hertz Global Holdings		107,881	[a]	1,306,439
Hub Group, Cl. A		29,960	[a]	1,290,078
Landstar System		30,920		3,448,198
Ryder System		20,670		995,674
Saia		16,700	[a]	1,428,518
				10,687,856
Utilities - 4.0%
Allete		47,330		4,057,601
American States Water		16,190	[b]	1,498,061
Atlantic Power		605,990	[a]	1,387,717
Chesapeake Utilities		31,305		2,960,827
Ormat Technologies		26,750	[b]	1,986,723
South Jersey Industries		167,578		5,419,473
Southwest Gas Holdings		38,030		3,469,477
Vistra Energy		92,052		2,296,697
				23,076,576
Total Common Stocks (cost $478,577,615)				557,025,275

Exchange-Traded Funds - .3%
Registered Investment Companies - .3%
iShares Russell 2000 ETF (cost $2,060,436)		14,000	[b]	2,083,760
	1-Day Yield (%)
Investment Companies - 2.3%
Registered Investment Companies - 2.3%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $12,968,845)	2.09	12,968,845	[d]	12,968,845

Investment of Cash Collateral for Securities Loaned - 1.5%
Registered Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $8,558,956)	2.09	8,558,956	[d]	8,558,956
Total Investments (cost $502,165,852)		101.7%		580,636,836
Liabilities, Less Cash and Receivables		(1.7%)		(9,902,782)
Net Assets		100.0%		570,734,054

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

a Non-income producing security.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Security, or portion thereof, on loan. At August 31, 2019, the value of the fund’s securities on loan was $114,053,373 and the value of the collateral held by the fund was $116,304,197, consisting of cash collateral of $8,558,956 and U.S. Government & Agency securities valued at $107,745,241.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Select Managers Small Cap Value Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	557,025,275	-	-	557,025,275
Exchange-Traded Funds	2,083,760	-	-	2,083,760
Investment Companies	21,527,801	-	-	21,527,801

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members ( “Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At August 31, 2019, accumulated net unrealized appreciation on investments was $78,470,984, consisting of $126,496,139 gross unrealized appreciation and $48,025,155 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.